Average Annual Total Returns{- Fidelity® MSCI Information Technology Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-11 - Fidelity® MSCI Information Technology Index ETF	Fidelity MSCI Information Technology Index ETF-Default Return Before Taxes Past 1 year	Fidelity MSCI Information Technology Index ETF-Default Return Before Taxes Past 5 years	Fidelity MSCI Information Technology Index ETF-Default Return Before Taxes Since Inception		Fidelity MSCI Information Technology Index ETF-Default After Taxes on Distributions Past 1 year	Fidelity MSCI Information Technology Index ETF-Default After Taxes on Distributions Past 5 years	Fidelity MSCI Information Technology Index ETF-Default After Taxes on Distributions Since Inception		Fidelity MSCI Information Technology Index ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity MSCI Information Technology Index ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity MSCI Information Technology Index ETF-Default After Taxes on Distributions and Sales Since Inception		IXWN2 Past 1 year	IXWN2 Past 5 years	IXWN2 Since Inception		MC020 Past 1 year	MC020 Past 5 years	MC020 Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception
Total	45.90%	27.56%	23.30%	[1]	45.50%	27.21%	22.96%	[1]	27.31%	22.80%	19.66%	[1]	46.05%	27.69%	23.43%	[1]	46.05%	27.69%	23.43%	[1]	18.40%	15.22%	13.51%	[1]

[1]	(a)From October 21, 2013